ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Feb. 28, 2013
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

TAL Education Group (the “Company” or “TAL”) was incorporated in the Cayman Islands on January 10, 2008 to be the holding company for a group of companies engaged in provision of high quality after-school tutoring programs for primary and secondary school students in the People’s Republic of China (the “PRC”). At the time of its incorporation and through the VIE arrangements as described below, the ownership interest of the Company was held by Bangxin Zhang, Yundong Cao, Yachao Liu and Yunfeng Bai (collectively, “the founding shareholders”).

The Company, its subsidiaries, its consolidated Variable Interest Entities (“VIEs”) and VIEs’ subsidiaries and schools are collectively referred to as the “Group”.

As of February 28, 2013, details of the Company’s subsidiaries, its VIEs and VIEs’ subsidiaries and schools are as follows:

		Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership	Principal activities

Subsidiaries:

TAL Holding Limited (“TAL Hong Kong”)(1)	March 11, 2008	Hong Kong	100%	Holding company

TAL Education Technology (Beijing) Co., Ltd. (“TAL Beijing”)	May 8, 2008	Beijing	100%	Software sales, and consulting service

Beijing Huanqiu Zhikang Shidai Education Consulting Co., Ltd. (“Huanqiu Zhikang”)	September 17, 2009	Beijing	100%	Education and management consulting service

Yidu Huida Education Technology (Beijing) Co., Ltd. (“Yidu Huida”)	November 11, 2009	Beijing	100%	Software sales and consulting service

Yidu Technology Group (“Yidu Cayman”)	February 2, 2012	Cayman Islands	100%	Holding company

Yidu Technology Group Limited (“Yidu Hong Kong”)	April 13, 2012	Hong Kong	100%	Holding company

TAL Electronic Technology (Shanghai) Co., Ltd (“TAL Shanghai”)	May 9, 2012	Shanghai	100%	Software development, sales, and consulting service

Beijing Xintang Sichuang Education Technology Co., Ltd (“Beijing Xintang Sichuang”)	August 27, 2012	Beijing	100%	Software and Network development, sales, and consulting service

Zhixuesi Education Consulting (Beijing) Co., Ltd (“ZhixueSi Beijing”)	October 23, 2012	Beijing	100%	Software and Network development, sales, and consulting service

YiduXuedi Network Technology (Beijing) Co., Ltd (“Yidu Xuedi Beijing”)	November 30, 2012	Beijing	100%	Software and Network development, sales, and consulting service

Variable interest entities:

Beijing Xueersi Education Technology Co., Ltd. (“Xueersi Education”)	December 31, 2005	Beijing	N/A*	Sales of educational materials and products

Beijing Xueersi Network Technology Co., Ltd. (“Xueersi Network”)	August 23, 2007	Beijing	N/A*	Technology development and Educational consulting service

Beijing Dongfangrenli Science & Commerce Co., Ltd. (“Beijing Dongfangrenli”)	September 28, 2011	Beijing	N/A*	Study aboard intermediary service

Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership	Principal activities

VIEs’ subsidiariesand schools:

Beijing Haidian District Xueersi Training School (“Beijing Haidian School”)	July 3, 2006	Beijing	N/A*	After-school tutoring for primary and secondary school students

Beijing Dongcheng District Xueersi Training School (“Beijing Dongcheng School”)	March 21, 2008	Beijing	N/A*	After-school tutoring for primary and secondary school students

Beijing Zhikang Culture Distribution Co., Ltd. (“Zhikang”)	June 30, 2008	Beijing	N/A*	After- school tutoring for primary and secondary school students

Wuhan Jianghan District Xueersi English Training School (“Wuhan Jianghan School”)(2)	July 1, 2008	Wuhan	N/A*	Language education

Shanghai Changning District Xueersi Training School (“Shanghai Changning School”)(3)	August 1, 2008	Shanghai	N/A*	After-school tutoring for primary and secondary school students

Shanghai Minhang District Xueersi Training School (“Shanghai Minhang School”)(4)	August 1, 2008	Shanghai	N/A*	Language education

Beijing Xicheng District Xueersi Training School (“Beijing Xicheng School”)	April 2, 2009	Beijing	N/A*	After-school tutoring for primary and secondary school students

Shanghai Xueersi Education Information Consulting Co., Ltd. (“Shanghai Education”)	July 2, 2009	Shanghai	N/A*	Educational information consulting and educational software development

Tianjin Xueersi Education Information Consulting Co., Ltd. (“Tianjin Education”)	August 14, 2009	Tianjin	N/A*	Educational information consulting service

Guangzhou Xueersi Education Technology Co., Ltd. (“Guangzhou Education”)	August 16, 2009	Guangzhou	N/A*	Educational technology research and development

Shenzhen Xueersi Education Technology Co., Ltd. (“Shenzhen Education”)	December 22, 2009	Shenzhen	N/A*	Teaching software research and development

Beijing Haidian District Lejiale Training School (‘‘Beijing Lejiale School’’)	March 22, 2010	Beijing	N/A*	After-school tutoring for primary and secondary school students

Tianjin Hexi District Xueersi Training School (‘‘Hexi Xueersi School’’)	August 3, 2010	Tianjin	N/A*	After-school tutoring for primary and secondary school students

Hangzhou Xueersi Education Consulting Co., Ltd. (‘‘Hangzhou Education’’)	December 1, 2010	Hangzhou	N/A*	Educational information consulting and educational software development

Wuhan Jiang’an District Xueersi Training School (‘‘Wuhan Jiang’an School’’)	December 16, 2010	Wuhan	N/A*	After-school tutoring for primary and secondary school students

Beijing Chaoyang District Xueersi Training School (‘‘Beijing Chaoyang School’’)	January 17, 2011	Beijing	N/A*	After-school tutoring for primary and secondary school students

Beijing Xueersi Nanjing Education Technology Co., Ltd. (‘‘Nanjing Education’’)	January 24, 2011	Nanjing	N/A*	Educational information consulting and educational software development

Xi’an Xueersi Network Technology Co., Ltd. (‘‘Xi’an Network’’)	February 15, 2011	Xi’an	N/A*	Software sales, and consulting service

Shanghai Xueersi Network Technology Co., Ltd. (‘‘Shanghai Network’’)	March 10, 2011	Shanghai	N/A*	Software sales, and consulting service

Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership	Principal activities

VIEs’ subsidiariesand schools: - continued

Chengdu Xueersi Education Consulting Co., Ltd. (‘‘Chengdu Education’’)	March18, 2011	Chengdu	N/A*	Educational information consulting and educational software development

Beijing Shijingshan District Xueersi Training School (“Beijing ShijingshanSchool”)	January 4, 2012	Beijing	N/A*	After-school tutoring for primary and secondary school students

TaiyuanYingze District Xueersi Training School (“ Taiyuan Yingze School”)	February 21, 2012	Taiyuan	N/A*	After-school tutoring for primary and secondary school students

Suzhou Xueersi Network Technology Co., Ltd. (‘‘Suzhou Network’’)	February 21, 2012	Suzhou	N/A*	Software sales, and consulting service

Chongqing Shapingba District Xueersi Education Training School (“Chongqing Shapingba School”)	February 24, 2012	Chongqing	N/A*	After-school tutoring for primary and secondary school students

Shenyang Xueersi Education Information Consulting Co., Ltd. (“Shenyang Education”)	April 12, 2012	Shenyang	N/A*	Educational information consulting service

Zhengzhou Jinshui District Xueersi Shulihua Training Center (“Zhengzhou Jinshui Center”)	June 18, 2012	Zhengzhou	N/A*	After-school tutoring for primary and secondary school students

Guangzhou Tianhe District Xueersi Training Center (“Guangzhou Tianhe Center”)	July 12, 2012	Guangzhou	N/A*	After-school tutoring for primary and secondary school students

Shenyang Xueersi Education Training School (“Shenyang Training School”)	September 6, 2012	Shenyang	N/A*	After-school tutoring for primary and secondary school students

Suzhou Zhikang Culture Training Center (“Suzhou Zhikang Center”)	December 14, 2012	Suzhou	N/A*	After-school tutoring for primary and secondary school students

Guangzhou Liwan District Xueersi Training Center (“Guangzhou Liwan Center”)	February 25, 2013	Guangzhou	N/A*	After-school tutoring for primary and secondary school students

*                                         These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

(1)                                 Previously known as Xueersi International Education Group and the name change permit granted by governmental authority in June 2013.

(2)                                 Previously known as Wuhan Jianghan District Xiaoxinxing English Training School and the name change permit granted by governmental authority in December 2010.

(3)                                 Previously known as Shanghai Changning District Lejiale Training School and the name change permit granted by governmental authority in April 2011.

(4)                                 Previously known as Shanghai Minhang District Lejiale Training School and the name change permit granted by governmental authority in December 2011.

The contractual arrangements

PRC laws and regulations currently require any foreign entity that invests in the education business in China to be an educational institution with relevant experience in providing education services outside China. As a Cayman Islands company, the Company is deemed a foreign legal person under the PRC laws.

To comply with the PRC laws and regulations, except for its personalized premium tutoring service in Beijing, which is currently offered substantially through Huanqiu Zhikang, one of the Company’s wholly owned PRC subsidiaries, the Group provides and plans to provide most of its services in the PRC through its VIEs, Xueersi Education, Xueersi Network, Beijing Dongfangrenli and their subsidiaries and schools. The VIEs and their subsidiaries and schools hold various licenses upon which the Company’s business depends. A substantial majority of the Company’s employees who provide the Company’s services are hired by the VIEs and their subsidiaries and schools, and the VIEs and their subsidiaries and schools lease a substantial majority of the properties upon which the Company’s services are delivered. The nominee shareholders of the VIEs have in the past received two loans from TAL Beijing for capital contribution. These loans were eliminated on the Group’s consolidated balance sheets. The net revenue from the VIEs and their subsidiaries and schools accounted for 82.6% of the Company’s total net revenue for the fiscal year ended February 28, 2013. To provide the Company the power to control the ability to receive the majority of the expected residual returns of the VIEs and their subsidiaries and schools, the Company’s wholly owned subsidiary, TAL Beijing entered into a series of contractual arrangements with Xueersi Education, Xueersi Network and their respective shareholders on February 12, 2009, including exclusive business service agreement, which were superseded by the Exclusive Business Cooperation Agreement entered into on June 25, 2010. In addition, on December 27, 2011, TAL Beijing entered into a series of contractual arrangements with Beijing Dongfangrenli and their respective shareholders.

Through the below contractual arrangements, TAL Beijing has (1) the power to direct the activities of the VIEs and their subsidiaries and schools that most significantly affect their economic performance and (2) the right to receive substantially all the benefits from the VIEs and their subsidiaries and schools, it is considered the primary beneficiary of the VIEs and their subsidiaries and schools, and accordingly, the results of operations, assets and liabilities of the VIEs and their subsidiaries and schools are consolidated in the Group’s financial statements.

Series ofexclusivetechnology support and service agreements: Pursuant to Exclusive Business Cooperation Agreement entered into in June 2010, by and among TAL Beijing, Xueersi Education, Xueersi Network, and the shareholders of Xueersi Education and Xueersi Network, TAL Beijing or its designated affiliates have the exclusive right to provide each of Xueersi Education and Xueersi Network and their subsidiaries and schools comprehensive intellectual property licensing and various technical and business support services. Pursuant to the Exclusive Service Agreement entered into by and among TAL Beijing, Beijing Dongfangrenli and its shareholders in December 2011, TAL Beijing and its designated affiliates have the exclusive right to provide Beijing Dongfangrenli and its subsidiaries and schools (if any) comprehensive intellectual property licensing and various technical and business support services. The services under each of these agreements include, but are not limited to, employee training, technology development, transfer and consulting services, public relation services, market survey, research and consulting services, market development and planning services, human resource and internal information management, network development, upgrade and ordinary maintenance services, and software and trademark licensing and other additional services as the parties may mutually agree from time to time. TAL Beijing owns the exclusive intellectual property rights developed in the performance of these agreements. As consideration for these services, TAL Beijing and its designated affiliates is entitled to charge the VIEs and VIEs’ subsidiaries and schools annual service fees and adjust the service fee rates from time to time at its discretion. The agreements are effective within the operation term of TAL Beijing, the VIEs and VIEs’ subsidiaries and schools according to PRC Law, unless earlier terminated by mutual agreement of all parties.

Call option agreement: Pursuant to the call option agreement, by and among TAL Beijing, the VIEs and their subsidiaries, the shareholders of the VIEs unconditionally and irrevocably granted TAL Beijing or its designated party an exclusive option to purchase from the VIEs’ shareholders, to the extent permitted under PRC law, part of or all the equity interests in the VIEs, as the case may be, for the minimum amount of consideration permitted by the applicable law without any other conditions. TAL Beijing has sole discretion to decide when to exercise the option, whether in part or in full. Unless earlier terminated by mutual agreement of all parties, this agreement shall remain effective until TAL Beijing exercise its purchase right to purchase all the VIEs’ equity interests according to this agreement.

Equity pledge agreement: Pursuant to the equity pledge agreement, the shareholders of the VIEs unconditionally and irrevocably pledged all of their equity interests, including the right to receive declared dividends and the voting rights, in the VIEs to TAL Beijing to guarantee the VIEs’ performance of their obligations under the technology support and service agreements. The shareholders of the VIEs agree that, without prior written consent of TAL Beijing, they will not transfer or dispose the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice TAL Beijing’s interest. This agreement is effective over the same term as the exclusive technology support and service agreements and can only be terminated when all the obligations under the exclusive technology support and service agreements are completely fulfilled.

Letter of Undertaking: All of the shareholders of Xueersi Education and Xueersi Network have executed a letter of undertaking to covenant with and undertake to TAL Beijing that, if, as the respective shareholders of Xueersi Education and Xueersi Network, such shareholders receive any dividends, interests, other distributions or remnant assets upon liquidation from Xueersi Education and Xueersi Network, such shareholders shall, to the extent permitted by applicable laws, regulations and legal procedures, remit all such income after payment of any applicable tax and other expenses required by laws and regulations to TAL Beijing without any compensation therefore. All of the shareholders of Beijing Dongfangrenli have made similar undertakings in the option agreement, date December 27, 2011, described above.

Power of attorney: The shareholders of the VIEs have executed an irrevocable power of attorney appointing TAL Beijing, or any person designated by TAL Beijing as their attorney-in-fact to vote on their behalf on all matters of the VIEs requiring shareholder approval under PRC laws and regulations and the articles of association of the VIEs. This agreement remains effective during the entire period when they are shareholders of the VIEs.

The articles of associations of the VIEs state that the major rights of the shareholders in shareholders’ meeting include the power to approve the operating strategy and investment plan, elect the members of board of directors and approve their compensation and review and approve annual budget and earning distribution plan. Therefore, through the irrevocable power of attorney arrangement TAL Beijing has the ability to exercise effective control over the VIEs through shareholder votes and through such votes to also control the composition of the board of directors. As a result of these contractual rights, the Company has the power to direct the activities of the VIEs that most significantly impact their economic performance.

Spousal consent letter: The spouse of each of the shareholders of the VIEs entered into a spousal consent letter to acknowledge that she is aware of, and consents to, the execution by her spouse of the equity pledge agreement, the call option agreement and the power of attorney described above. Each spouse further agrees that she will not take any actions or raise any claims to interfere with the performance by her spouse of the obligations under the above mentioned agreements.

Deed of undertaking: The Company and Mr. Bangxin Zhang executed a deed of undertaking (“Deed”) on June 24, 2013. The Deed requires Mr. Bangxin Zhang, to the extent he has a majority voting interest in the Company to abstain from 1) exercising his majority voting rights in any vote pertaining to the appointment or removal of a director and 2) any matters related to the Deed.

Upon execution of the Deed, at all times that Mr. Bangxin Zhang holds an otherwise majority voting interest in the Company, Mr. Bangxin Zhang is constrained from exercising a more than 49 percent voting interest in any vote pertaining to the appointment, removal, or replacement of a director and cannot requisition a meeting for this purpose, or cast any vote on any matter related to the Deed. This prevents Mr. Bangxin Zhang from controlling the rights of the Company as it relates to the contractual agreements, and accordingly, the Company retains the characteristics of a controlling financial interest in the VIEs and should consolidate them as the VIEs’ primary beneficiary.

Risks in relation to the VIE structure

The Company believes that TAL Beijing’s contractual arrangements with the VIEs and their respective subsidiaries, schools and shareholders are in compliance with PRC law and are legally enforceable.  However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Group would be subject to fines or potential actions by the relevant PRC regulatory authorities with broad discretions, which could include:

•                                          revoke the Group’s business and operating licenses;

•                                          require the Group to discontinue or restrict its operations;

•                                          restrict the Group’s right to collect revenues;

•                                          block the Group’s websites;

•                                          require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate its businesses, staff and assets;

•                                          impose additional conditions or requirements with which the Group may not be able to comply; or

•                                          take other regulatory or enforcement actions against the Group that could be harmful to its business.

The imposition of any of these penalties could result in a material adverse effect on the Company’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs, and the VIEs’ subsidiaries and schools, or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs, and the VIEs’ subsidiaries and schools. The Company does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation or dissolution of the Company, TAL Beijing, or the VIEs and their respective subsidiaries and schools.

The four legal owners of Xueersi Education and Xueersi Network are Mr. Bangxin Zhang, Mr. Yachao Liu, Mr. Yunfeng Bai, and Mr. Yundong Cao, and the three legal owners of Beijing Dongfangrenli are Mr. Bangxin Zhang, Mr. Yachao Liu and Mr. Yunfeng Bai. Mr. Zhang, Mr. Liu and Mr. Bai are beneficial shareholders of TALEducation Group and directors or officers of TAL Education Group. Mr. Cao is a beneficial owner of TAL Education Group. Mr. Bangxin Zhang, one of these legal owners, is a director of TAL Education Group and is also a director of VIEs. When conflicts of interest arise, it is possible that any or all of these individuals may not act in the best interests of the Group, and such conflicts may not be resolved in the Group’s favor. In addition, these individuals may breach, or cause our VIEs, their subsidiaries and schools to breach, or refuse to renew, the existing contractual arrangements the Group has with them and our VIEs, their subsidiaries and schools. Currently, the Group does not have any arrangements to address potential conflicts of interest between these individuals and the Company. The Group relies on these individuals to abide by the laws of the Cayman Islands and China, which provide that directors and officers owe a fiduciary duty to the company that requires them to act in good faith and in the best interests of the company and not to use their positions for personal gains. If the Group cannot resolve any conflict of interest or dispute between it and the legal owners of the VIEs, the Group would have to rely on legal proceedings, which could result in disruption of its business and subject it to substantial uncertainty as to the outcome of any such legal proceedings.

The following consolidated financial statement balances and amounts of the Company’s VIEs, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions between the offshore companies, WFOEs, VIEs and VIEs’ subsidiaries and schools in the Group.

	As of February 29,	As of February 28,
	2012	2013

Cash and cash equivalents	$48,556,206	$76,866,320
Term deposits	10,328,116	11,251,668
Prepaid expenses and other current assets	8,335,325	15,162,308

Total current assets	67,219,647	103,280,296

Property and equipment, net	52,497,923	50,385,824
Other non-current assets	4,933,431	7,904,513

Total assets	124,651,001	161,570,633

Deferred revenue	50,395,945	67,743,448
Accrued expenses and other current liabilities	13,746,478	15,174,629

Total current liabilities	64,142,423	82,918,077

Total non-current liabilities	45,881	36,845

Total liabilities	$64,188,304	$82,954,922

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Net revenues	$96,679,369	$142,650,139	$186,575,902
Net income	$33,398,766	$45,236,929	$55,172,212

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Net cash provided by operating activities	$15,437,897	$44,458,648	$37,349,571
Net cash used in investing activities	$(2,558,536)	$(27,017,006)	$(9,039,457)
Net cash used in financing activities	$(344,909)	$—	$—

As of the fiscal year-end on each of February 28, 2011, February 29, 2012 and February 28, 2013, the balance of the amount payable by the VIEs and their subsidiaries and schools to TAL Beijing or its designated affiliates related to the service fees was US$2.8 million, US$4.7 million and US$ 13.0million, respectively and was eliminated upon consolidation.

There are no consolidated VIE assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligation.

The following consolidated financial statement balances and amounts of the Company and its subsidiaries, excluding the Company’s VIEs, were included in the accompanying consolidated financial statements after the elimination of the inter-company transactions and balances between the offshore companies, WFOEs, VIEs and VIEs’ subsidiaries and schools in the Group:

	As of February 29,	As of February 28,
	2012	2013

Cash and cash equivalents	$140,023,561	$108,214,353
Term deposits	—	12,859,048
Prepaid expenses and other current assets	2,991,822	2,084,846

Total current assets	143,015,383	123,158,247

Property and equipment, net	24,228,296	25,729,264
Other non-current assets	2,758,225	5,583,735

Total assets	170,001,904	154,471,246

Deferred revenue	35,198,087	34,770,428
Accrued expenses and other current liabilities	5,038,610	6,809,150

Total current liabilities	40,236,697	41,579,578

Total non-current liabilities	110,613	62,100

Total liabilities	$40,347,310	$41,641,678

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Net revenues	$13,908,930	$34,869,533	$39,355,193
Net income	$(9,357,616)	$(20,923,276)	$(21,732,146)

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Net cash provided by operating activities	$38,384,726	$28,939,023	$28,060,174
Net cash used in investing activities	$(27,009,413)	$(32,078,753)	$(19,079,248)
Net cash provided by/(used in) financing activities	$96,958,295	$(470,022)	$(41,465,075)

Relevant PRC laws and regulations for companies established in PRC including the VIEs restrict the VIEs from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 19 for disclosure of restricted net assets